OTHER ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OTHER ACCOUNTS PAYABLE
	December 31,	December 31,
	2022	2021

Employees and government authorities	$681	$362
Accrued expenses	93	169
Other	182	568
	$956	$1,099